Employee Benefits Expenses	12 Months Ended
Dec. 31, 2022
Employee Benefits Expenses
Employee Benefits Expenses

(B.2) Employee Benefits Expenses

€ millions	2022	2021	2020
Salaries	12,140	10,635	10,413
Social security expenses	1,894	1,589	1,439
Share-based payment expenses	2,614	2,794	1,084
Pension expenses	479	408	419
Employee-related restructuring expenses	85	25	-7
Termination benefits outside of restructuring plans	44	101	72
Employee benefits expenses	17,256	15,552	13,420